UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2015

Item 1. Schedule of Investments.

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 99.0%	SHARES	VALUE
Aerospace & Defense - 0.5%
B/E Aerospace, Inc.	3,900	$214,110
Hexcel Corp.	3,781	188,067
Precision Castparts Corp.	4,789	957,177
Rockwell Collins, Inc.	4,583	423,240
Spirit AeroSystems Holdings, Inc.*	5,499	303,050
TransDigm Group, Inc.*	1,807	405,979
Triumph Group, Inc.	1,707	112,645
		2,604,268

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	5,297	330,480
Expeditors International of Washington, Inc.	6,468	298,207
United Parcel Service, Inc., Class B	36,089	3,497,385
		4,126,072

Airlines - 0.8%
Alaska Air Group, Inc.	4,383	282,397
American Airlines Group, Inc.	27,189	1,085,793
Delta Air Lines, Inc.	32,377	1,330,047
JetBlue Airways Corp.*	9,286	192,777
Southwest Airlines Co.	21,484	710,906
Spirit Airlines, Inc.*	2,529	157,051
United Continental Holdings, Inc.*	11,642	617,142
		4,376,113

Auto Components - 0.6%
Autoliv, Inc.	2,439	284,753
BorgWarner, Inc.	6,862	390,036
Delphi Automotive plc	8,662	737,050
Gentex Corp.	7,867	129,176
Johnson Controls, Inc.	18,364	909,569
Lear Corp.	2,389	268,189
Tenneco, Inc.*	1,500	86,160
Visteon Corp.*	1,353	142,038
		2,946,971

Automobiles - 0.6%

Ford Motor Co.	125,093	1,877,646
Harley-Davidson, Inc.	5,905	332,746
Tesla Motors, Inc.*	2,926	784,929
		2,995,321

Banks - 6.1%
Associated Banc-Corp.	3,863	78,303
Bank of America Corp.	372,012	6,331,644
Bank of Hawaii Corp.	1,313	87,551
Bank of the Ozarks, Inc.	2,580	118,035
BankUnited, Inc.	3,586	128,845
BB&T Corp.	25,220	1,016,618
BOK Financial Corp.	556	38,687
CIT Group, Inc.	5,174	240,539
Citigroup, Inc.	107,477	5,937,030
City National Corp.	1,306	118,049
Comerica, Inc.	5,554	285,031
Commerce Bancshares, Inc.	2,835	132,593
Cullen/Frost Bankers, Inc.	1,994	156,689
East West Bancorp, Inc.	4,646	208,234
First Horizon National Corp.	7,543	118,199
First Niagara Financial Group, Inc.	10,557	99,658
First Republic Bank	4,475	282,059
Huntington Bancshares, Inc.	25,229	285,340
Investors Bancorp, Inc.	3,456	42,509
JPMorgan Chase & Co.	131,457	8,907,526
KeyCorp	28,649	430,308
M&T Bank Corp.	4,197	524,331
PacWest Bancorp	3,290	153,840
People's United Financial, Inc.	9,872	160,025
Popular, Inc.*	3,305	95,382
Regions Financial Corp.	45,268	468,977
Signature Bank*	1,625	237,884
SVB Financial Group*	1,655	238,287
Synovus Financial Corp.	4,303	132,618
TCF Financial Corp.	4,650	77,237
The PNC Financial Services Group, Inc.	17,930	1,715,005
Umpqua Holdings Corp.	6,558	117,978
US Bancorp	59,500	2,582,300
Zions Bancorporation	6,415	203,580
		31,750,891

Beverages - 2.2%
Coca-Cola Enterprises, Inc.	7,230	314,071
Dr Pepper Snapple Group, Inc.	6,842	498,782
PepsiCo, Inc.	54,668	5,102,711

The Coca-Cola Co.	145,976	5,726,639
		11,642,203

Biotechnology - 3.8%
Agios Pharmaceuticals, Inc.*	562	62,461
Alexion Pharmaceuticals, Inc.*	4,966	897,704
Alnylam Pharmaceuticals, Inc.*	2,186	262,036
Amgen, Inc.	22,057	3,386,191
Biogen, Inc.*	6,574	2,655,501
BioMarin Pharmaceutical, Inc.*	3,951	540,418
Celgene Corp.*	26,657	3,085,148
Cepheid*	1,534	93,804
Gilead Sciences, Inc.	42,893	5,021,912
Incyte Corp.*	5,333	555,752
Intercept Pharmaceuticals, Inc.*	508	122,621
Intrexon Corp.*	1,645	80,276
Isis Pharmaceuticals, Inc.*	2,852	164,133
Medivation, Inc.*	2,233	255,009
Puma Biotechnology, Inc.*	766	89,429
Receptos, Inc.*	884	168,004
Regeneron Pharmaceuticals, Inc.*	2,316	1,181,461
Seattle Genetics, Inc.*	2,800	135,520
Vertex Pharmaceuticals, Inc.*	6,662	822,624
		19,580,004

Building Products - 0.2%
Allegion plc	3,715	223,420
Armstrong World Industries, Inc.*	2,025	107,892
Lennox International, Inc.	1,521	163,796
Masco Corp.	12,080	322,174
Owens Corning	3,547	146,314
USG Corp.*	3,823	106,241
		1,069,837

Capital Markets - 2.5%
Ameriprise Financial, Inc.	5,859	731,965
Artisan Partners Asset Management, Inc.	2,103	97,705
BlackRock, Inc.	4,477	1,548,953
Charles Schwab Corp.	42,432	1,385,405
E*Trade Financial Corp.*	8,940	267,753
Eaton Vance Corp.	3,809	149,046
Franklin Resources, Inc.	14,759	723,634
Interactive Brokers Group, Inc.	12,240	508,694
Invesco Ltd.	14,072	527,559
Legg Mason, Inc.	3,580	184,477
LPL Financial Holdings, Inc.	2,540	118,085

Morgan Stanley	57,296	2,222,512
Northern Trust Corp.	8,566	654,956
NorthStar Asset Management Group, Inc.	6,702	123,920
Raymond James Financial, Inc.	4,172	248,568
SEI Investments Co.	3,903	191,364
State Street Corp.	14,356	1,105,412
T. Rowe Price Group, Inc.	8,991	698,871
The Bank of New York Mellon Corp.	39,727	1,667,342
		13,156,221

Chemicals - 2.5%
Air Products & Chemicals, Inc.	7,657	1,047,707
Albemarle Corp.	3,816	210,910
Axalta Coating Systems Ltd.*	2,436	80,583
Cabot Corp.	2,107	78,570
Celanese Corp.	5,155	370,541
Cytec Industries, Inc.	2,341	141,701
E. I. du Pont de Nemours & Co.	35,424	2,265,365
Eastman Chemical Co.	5,300	433,646
Ecolab, Inc.	10,372	1,172,762
International Flavors & Fragrances, Inc.	2,817	307,870
LyondellBasell Industries NV	14,975	1,550,212
Mosaic Co.	13,168	616,921
NewMarket Corp.	341	151,366
Platform Specialty Products Corp.*	7,160	183,153
PPG Industries, Inc.	10,473	1,201,463
Praxair, Inc.	10,398	1,243,081
Sensient Technologies Corp.	1,532	104,697
Sherwin-Williams Co.	3,016	829,460
Sigma-Aldrich Corp.	3,923	546,670
The Valspar Corp.	2,667	218,214
WR Grace & Co.*	2,750	275,825
		13,030,717

Commercial Services & Supplies - 0.5%
Cintas Corp.	3,677	311,037
Clean Harbors, Inc.*	1,665	89,477
Covanta Holding Corp.	4,743	100,504
KAR Auction Services, Inc.	5,030	188,122
Pitney Bowes, Inc.	7,157	148,937
RR Donnelley & Sons Co.	5,922	103,221
The ADT Corp.	6,579	220,857
Tyco International plc	16,700	642,616
Waste Connections, Inc.	4,602	216,846

Waste Management, Inc.	16,247	753,049
		2,774,666

Communications Equipment - 1.5%
Arista Networks, Inc.*	801	65,474
ARRIS Group, Inc.*	2,858	87,455
Brocade Communications Systems, Inc.	10,632	126,308
Cisco Systems, Inc.	133,652	3,670,084
CommScope Holding Co., Inc.*	2,961	90,340
F5 Networks, Inc.*	1,801	216,750
Harris Corp.	3,062	235,498
JDS Uniphase Corp.*	4,846	56,117
Juniper Networks, Inc.	9,893	256,921
Motorola Solutions, Inc.	5,113	293,179
QUALCOMM, Inc.	42,131	2,638,665
Viasat, Inc.*	999	60,200
		7,796,991

Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	3,750	187,650
Quanta Services, Inc.*	7,854	226,352
		414,002

Consumer Finance - 1.2%
American Express Co.	28,028	2,178,336
Capital One Financial Corp.	17,879	1,572,816
Credit Acceptance Corp.*	386	95,026
Discover Financial Services	15,432	889,192
Navient Corp.	10,425	189,839
SLM Corp.*	9,844	97,160
Springleaf Holdings, Inc.*	4,195	192,592
Synchrony Financial*	30,700	1,010,951
		6,225,912

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,744	111,215
Avery Dennison Corp.	3,096	188,670
Ball Corp.	4,859	340,859
Bemis Co., Inc.	3,474	156,365
Berry Plastics Group, Inc.*	4,160	134,784
Crown Holdings, Inc.*	5,065	267,989
Graphic Packaging Holding Co.	11,863	165,252
MeadWestvaco Corp.	5,158	243,406
Owens-Illinois, Inc.*	6,080	139,475
Packaging Corp. of America	3,491	218,153
Rock-Tenn Co.	4,271	257,114

Sealed Air Corp.	7,925	407,186
Silgan Holdings, Inc.	1,264	66,689
Sonoco Products Co.	3,515	150,653
		2,847,810

Distributors - 0.1%
Genuine Parts Co.	4,268	382,114
LKQ Corp.*	8,233	249,007
		631,121

Diversified Consumer Services - 0.1%
Graham Holdings Co.	190	204,260
Houghton Mifflin Harcourt Co.*	4,474	112,745
ServiceMaster Global Holdings, Inc.*	2,800	101,276
Sotheby's	1,993	90,163
		508,444

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	2,696	154,265
CME Group, Inc.	10,408	968,569
Leucadia National Corp.	11,844	287,572
Moody's Corp.	5,938	641,066
MSCI, Inc.	3,301	203,177
The NASDAQ OMX Group, Inc.	4,023	196,363
Voya Financial, Inc.	7,984	371,016
		2,822,028

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	65,584	2,329,544
CenturyLink, Inc.	43,338	1,273,270
Frontier Communications Corp.	103,436	512,008
Level 3 Communications, Inc.*	26,551	1,398,441
Verizon Communications, Inc.	48,249	2,248,886
Zayo Group Holdings, Inc.*	6,994	179,886
		7,942,035

Electric Utilities - 0.4%
IDACORP, Inc.	3,633	203,957
ITC Holdings Corp.	14,423	464,132
OGE Energy Corp.	17,164	490,375
Pepco Holdings, Inc.	20,764	559,382
Portland General Electric Co.	6,738	223,432
		1,941,278

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,486	267,450

AMETEK, Inc.	8,772	480,530
Eaton Corp. plc	18,679	1,260,646
Emerson Electric Co.	26,641	1,476,711
EnerSys	1,355	95,243
Generac Holdings, Inc.*	2,251	89,477
Hubbell, Inc., Class B	1,777	192,414
Regal Beloit Corp.	1,534	111,353
Rockwell Automation, Inc.	4,888	609,240
SolarCity Corp.*	2,805	150,208
		4,733,272

Electronic Equipment & Instruments - 0.5%
Amphenol Corp.	6,057	351,124
Arrow Electronics, Inc.*	1,928	107,582
Avnet, Inc.	2,959	121,645
Belden, Inc.	998	81,068
Corning, Inc.	32,562	642,448
FEI Co.	905	75,052
Flextronics International Ltd.*	12,020	135,946
FLIR Systems, Inc.	2,823	87,005
Ingram Micro, Inc.*	3,234	80,947
Keysight Technologies, Inc.*	3,781	117,929
TE Connectivity Ltd.	10,519	676,372
Trimble Navigation Ltd.*	5,299	124,315
Zebra Technologies Corp.*	1,028	114,159
		2,715,592

Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	125,572	7,747,792
Cameron International Corp.*	50,910	2,666,157
Core Laboratories NV	9,868	1,125,347
Dresser-Rand Group, Inc.*	20,586	1,753,515
Ensco plc	64,532	1,437,128
FMC Technologies, Inc.*	46,344	1,922,813
National Oilwell Varco, Inc.	110,870	5,352,804
Oceaneering International, Inc.	21,580	1,005,412
RPC, Inc.	21,289	294,427
Weatherford International plc*	209,783	2,574,037
		25,879,432

Food & Staples Retailing - 2.0%
CVS Health Corp.	41,790	4,382,935
Kroger Co.	17,113	1,240,864
Pricesmart, Inc.	726	66,240
Rite Aid Corp.*	35,478	296,241
Safeway Casa Ley CVR (b)*	7,013	1,205

Safeway PDC LLC CVR (b)*	7,013	58
Sprouts Farmers Market, Inc.*	5,187	139,945
Sysco Corp.	21,880	789,868
United Natural Foods, Inc.*	1,690	107,619
Walgreens Boots Alliance, Inc.	34,173	2,885,568
Whole Foods Market, Inc.	13,203	520,727
		10,431,270

Food Products - 2.1%
Campbell Soup Co.	7,348	350,132
ConAgra Foods, Inc.	15,240	666,293
Flowers Foods, Inc.	7,660	162,009
General Mills, Inc.	21,966	1,223,946
Hain Celestial Group, Inc.*	3,502	230,642
Hormel Foods Corp.	5,228	294,702
Kellogg Co.	9,856	617,971
Keurig Green Mountain, Inc.	3,822	292,880
Kraft Foods Group, Inc.	22,035	1,876,060
McCormick & Co., Inc.	3,864	312,791
Mead Johnson Nutrition Co.	6,757	609,617
Mondelez International, Inc.	60,886	2,504,850
Pilgrim's Pride Corp.	2,468	56,690
Pinnacle Foods, Inc.	3,749	170,729
The Hershey Co.	8,497	754,788
The J. M. Smucker Co.	3,667	397,539
The WhiteWave Foods Co.*	5,977	292,156
TreeHouse Foods, Inc.*	1,446	117,169
		10,930,964

Gas Utilities - 0.5%
AGL Resources, Inc.	10,078	469,232
Atmos Energy Corp.	8,787	450,597
Piedmont Natural Gas Co., Inc.	6,637	234,352
Questar Corp.	12,680	265,139
Southwest Gas Corp.	3,889	206,934
UGI Corp.	14,665	505,209
WGL Holdings, Inc.	4,178	226,824
		2,358,287

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	49,811	2,444,724
Align Technology, Inc.*	2,263	141,913
Baxter International, Inc.	18,118	1,266,992
Becton Dickinson and Co.	6,970	987,300
Boston Scientific Corp.*	36,645	648,616
DENTSPLY International, Inc.	4,507	232,336

DexCom, Inc.*	2,473	197,791
Edwards Lifesciences Corp.*	3,166	450,933
Hill-Rom Holdings, Inc.	1,529	83,071
Hologic, Inc.*	6,498	247,314
IDEXX Laboratories, Inc.*	2,558	164,070
ResMed, Inc.	3,999	225,424
Sirona Dental Systems, Inc.*	1,713	172,019
St. Jude Medical, Inc.	8,177	597,493
STERIS Corp.	1,511	97,369
Teleflex, Inc.	1,207	163,488
The Cooper Co.'s, Inc.	1,362	242,395
Varian Medical Systems, Inc.*	3,217	271,290
West Pharmaceutical Services, Inc.	1,966	114,185
		8,748,723

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.*	1,864	146,007
AmerisourceBergen Corp.	6,774	720,347
Brookdale Senior Living, Inc.*	5,743	199,282
Cardinal Health, Inc.	10,898	911,618
Centene Corp.*	3,375	271,350
CIGNA Corp.	8,703	1,409,886
Community Health Systems, Inc.*	3,267	205,723
Envision Healthcare Holdings, Inc.*	6,041	238,499
HCA Holdings, Inc.*	11,615	1,053,713
Health Net, Inc.*	2,352	150,810
Healthsouth Corp.	2,661	122,566
Henry Schein, Inc.*	2,315	329,008
Humana, Inc.	4,251	813,131
Laboratory Corporation of America Holdings*	3,307	400,875
LifePoint Hospitals, Inc.*	1,366	118,774
McKesson Corp.	7,360	1,654,602
Mednax, Inc.*	2,851	211,288
Molina Healthcare, Inc.*	1,331	93,569
Omnicare, Inc.	2,954	278,413
Patterson Co.'s, Inc.	2,854	138,847
Premier, Inc.*	4,099	157,648
Quest Diagnostics, Inc.	4,324	313,576
Team Health Holdings, Inc.*	1,943	126,936
Tenet Healthcare Corp.*	3,059	177,055
VCA, Inc.*	2,533	137,808
WellCare Health Plans, Inc.*	1,327	112,569
		10,493,900

Health Care Technology - 0.2%
athenahealth, Inc.*	675	77,342

Cerner Corp.*	8,801	607,797
Inovalon Holdings, Inc.*	4,671	130,321
Veeva Systems, Inc.*	4,375	122,631
		938,091

Hotels, Restaurants & Leisure - 1.3%
Aramark	3,942	122,084
Chipotle Mexican Grill, Inc.*	749	453,138
Domino's Pizza, Inc.	1,025	116,235
Dunkin' Brands Group, Inc.	2,635	144,925
Hilton Worldwide Holdings, Inc.*	32,338	890,912
Hyatt Hotels Corp.*	3,549	201,193
Marriott International, Inc.	6,276	466,872
Norwegian Cruise Line Holdings Ltd.*	5,460	305,978
Panera Bread Co.*	644	112,552
Royal Caribbean Cruises Ltd.	4,876	383,692
Starbucks Corp.	43,737	2,344,959
Starwood Hotels & Resorts Worldwide, Inc.	5,238	424,749
Vail Resorts, Inc.	1,114	121,649
Wendy's Co.	11,843	133,589
Wyndham Worldwide Corp.	3,367	275,791
		6,498,318

Household Durables - 0.4%
Garmin Ltd.	4,246	186,527
GoPro, Inc.*	4,099	216,099
Jarden Corp.*	5,588	289,179
Leggett & Platt, Inc.	3,818	185,860
Mohawk Industries, Inc.*	1,978	377,600
Newell Rubbermaid, Inc.	7,448	306,187
PulteGroup, Inc.	9,392	189,249
Tempur Sealy International, Inc.*	1,174	77,367
Tupperware Brands Corp.	1,251	80,740
Whirlpool Corp.	2,385	412,724
		2,321,532

Household Products - 2.4%
Church & Dwight Co., Inc.	4,416	358,270
Colgate-Palmolive Co.	33,502	2,191,366
Kimberly-Clark Corp.	13,276	1,406,858
The Clorox Co.	4,375	455,087
The Procter & Gamble Co.	101,549	7,945,194
		12,356,775

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	56,670	751,444

Dynegy, Inc.*	10,261	300,134
NRG Energy, Inc.	28,352	648,694
NRG Yield, Inc.	13,652	300,208
TerraForm Power, Inc.*	11,078	420,742
		2,421,222

Industrial Conglomerates - 3.3%
3M Co.	25,287	3,901,784
Carlisle Co.'s, Inc.	1,902	190,428
Danaher Corp.	24,604	2,105,856
General Electric Co.	405,929	10,785,534
		16,983,602

Insurance - 3.8%
ACE Ltd.	10,430	1,060,522
Aflac, Inc.	14,016	871,795
Allied World Assurance Co. Holdings AG	2,802	121,102
Allstate Corp.	14,264	925,306
American Financial Group, Inc.	2,549	165,787
American International Group, Inc.	46,946	2,902,202
American National Insurance Co.	703	71,931
Aon plc	9,208	917,853
Arch Capital Group Ltd.*	2,777	185,948
Arthur J. Gallagher & Co.	5,055	239,101
Aspen Insurance Holdings Ltd.	1,831	87,705
Assurant, Inc.	2,094	140,298
Assured Guaranty Ltd.	5,206	124,892
AXIS Capital Holdings Ltd.	3,075	164,113
Brown & Brown, Inc.	4,084	134,200
Cincinnati Financial Corp.	4,525	227,063
Erie Indemnity Co.	710	58,270
Genworth Financial, Inc.*	15,703	118,872
Hanover Insurance Group, Inc.	1,395	103,272
HCC Insurance Holdings, Inc.	2,843	218,456
Lincoln National Corp.	8,545	506,035
Loews Corp.	12,815	493,506
Markel Corp.*	450	360,306
Marsh & McLennan Co.'s, Inc.	18,526	1,050,424
Mercury General Corp.	790	43,964
MetLife, Inc.	34,676	1,941,509
Old Republic International Corp.	7,190	112,380
PartnerRe Ltd.	1,613	207,270
Principal Financial Group, Inc.	8,753	448,941
Progressive Corp.	20,031	557,463
Prudential Financial, Inc.	15,798	1,382,641
RenaissanceRe Holdings Ltd.	1,352	137,242

The Chubb Corp.	7,421	706,034
The Hartford Financial Services Group, Inc.	14,182	589,546
The Travelers Co.'s, Inc.	10,997	1,062,970
Torchmark Corp.	4,259	247,959
Unum Group	7,144	255,398
White Mountains Insurance Group Ltd.	219	143,432
Willis Group Holdings plc	6,254	293,313
WR Berkley Corp.	2,750	142,808
XL Group plc	9,680	360,096
		19,881,925

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	11,723	5,088,837
Expedia, Inc.	2,704	295,682
Groupon, Inc.*	13,125	66,019
HSN, Inc.	1,060	74,401
Netflix, Inc.*	1,640	1,077,382
The Priceline Group, Inc.*	1,631	1,877,885
TripAdvisor, Inc.*	3,088	269,088
		8,749,294

Internet Software & Services - 3.9%
Akamai Technologies, Inc.*	4,230	295,339
CoStar Group, Inc.*	786	158,190
eBay, Inc.*	30,916	1,862,380
Facebook, Inc.*	69,137	5,929,535
Google, Inc.*	16,550	8,937,662
HomeAway, Inc.*	2,347	73,039
IAC/InterActiveCorp	2,119	168,800
LendingClub Corp.*	5,579	82,290
LinkedIn Corp.*	3,018	623,609
Pandora Media, Inc.*	5,412	84,102
Rackspace Hosting, Inc.*	2,800	104,132
Twitter, Inc.*	16,563	599,912
VeriSign, Inc.*	2,124	131,093
Yahoo!, Inc.*	23,512	923,786
Yelp, Inc.*	1,724	74,184
Zillow Group, Inc.*	1,243	107,818
		20,155,871

IT Services - 3.7%
Accenture plc	16,326	1,580,030
Alliance Data Systems Corp.*	1,435	418,934
Amdocs Ltd.	3,948	215,521
Automatic Data Processing, Inc.	12,019	964,284
Booz Allen Hamilton Holding Corp.	2,855	72,060

Broadridge Financial Solutions, Inc.	2,807	140,378
Cognizant Technology Solutions Corp.*	15,795	964,917
Computer Sciences Corp.	3,224	211,623
CoreLogic, Inc.*	2,187	86,802
DST Systems, Inc.	859	108,217
EPAM Systems, Inc.*	1,132	80,632
Fidelity National Information Services, Inc.	6,562	405,532
Fiserv, Inc.*	5,933	491,431
FleetCor Technologies, Inc.*	2,175	339,431
Gartner, Inc.*	1,967	168,729
Genpact Ltd.*	4,409	94,044
Global Payments, Inc.	1,447	149,692
iGate Corp.*	771	36,769
International Business Machines Corp.	23,699	3,854,879
Jack Henry & Associates, Inc.	1,782	115,296
Leidos Holdings, Inc.	1,904	76,865
MasterCard, Inc.	28,698	2,682,689
MAXIMUS, Inc.	1,399	91,956
Paychex, Inc.	8,903	417,373
Syntel, Inc.*	981	46,578
Teradata Corp.*	3,558	131,646
Total System Services, Inc.	4,116	171,925
Vantiv, Inc.*	4,838	184,763
VeriFone Systems, Inc.*	1,991	67,614
Visa, Inc.	60,241	4,045,183
Western Union Co.	9,983	202,954
WEX, Inc.*	905	103,143
Xerox Corp.	26,456	281,492
		19,003,382

Leisure Products - 0.2%
Brunswick Corp.	2,418	122,979
Hasbro, Inc.	2,719	203,354
Mattel, Inc.	10,261	263,605
Polaris Industries, Inc.	1,798	266,302
		856,240

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	10,391	400,885
Bio-Rad Laboratories, Inc.*	753	113,409
Bio-Techne Corp.	1,054	103,787
Bruker Corp.*	3,547	72,394
Illumina, Inc.*	4,292	937,201
Mettler-Toledo International, Inc.*	754	257,461
PAREXEL International Corp.*	1,604	103,153
PerkinElmer, Inc.	3,173	167,027

Quintiles Transnational Holdings, Inc.*	2,298	166,858
Thermo Fisher Scientific, Inc.	13,460	1,746,570
VWR Corp.*	1,003	26,810
Waters Corp.*	2,695	345,984
		4,441,539

Machinery - 2.1%
AGCO Corp.	2,095	118,954
Allison Transmission Holdings, Inc.	7,039	205,961
Colfax Corp.*	4,187	193,230
Crane Co.	1,961	115,170
Cummins, Inc.	6,207	814,296
Deere & Co.	11,136	1,080,749
Dover Corp.	6,294	441,713
Flowserve Corp.	5,164	271,936
Graco, Inc.	2,131	151,365
IDEX Corp.	2,863	224,975
Illinois Tool Works, Inc.	12,128	1,113,229
Ingersoll-Rand plc	10,500	707,910
ITT Corp.	2,867	119,955
Joy Global, Inc.	3,174	114,899
Kennametal, Inc.	2,350	80,182
Nordson Corp.	1,879	146,355
Oshkosh Corp.	2,448	103,746
PACCAR, Inc.	12,295	784,544
Pall Corp.	4,103	510,618
Parker-Hannifin Corp.	4,921	572,460
Pentair plc	6,450	443,439
Snap-on, Inc.	2,255	359,109
SPX Corp.	1,404	101,636
Stanley Black & Decker, Inc.	5,647	594,290
Terex Corp.	3,861	89,768
The Middleby Corp.*	2,249	252,405
The Timken Co.	3,209	117,353
Valmont Industries, Inc.	757	89,985
WABCO Holdings, Inc.*	2,130	263,524
Wabtec Corp.	3,589	338,227
Woodward, Inc.	2,154	118,448
Xylem, Inc.	6,361	235,802
		10,876,233

Media - 4.9%
AMC Networks, Inc.*	1,814	148,476
Cablevision Systems Corp.	7,638	182,854
CBS Corp., Class B	14,183	787,156
Charter Communications, Inc.*	2,484	425,385

Cinemark Holdings, Inc.	2,947	118,381
Clear Channel Outdoor Holdings, Inc.	7,151	72,440
Comcast Corp.	73,181	4,401,105
DIRECTV*	14,629	1,357,425
DISH Network Corp.*	14,035	950,310
Gannett Co., Inc.*	3,440	48,126
John Wiley & Sons, Inc.	1,244	67,636
Liberty Broadband Corp.*	3,000	152,910
Liberty Global plc*	24,477	1,323,471
Liberty Media Corp.*	11,047	398,134
Lions Gate Entertainment Corp.	4,248	157,388
Live Nation Entertainment, Inc.*	4,798	131,897
Madison Square Garden Co.*	2,051	171,238
Morningstar, Inc.	506	40,252
Omnicom Group, Inc.	7,489	520,411
Regal Entertainment Group	3,164	66,159
Scripps Networks Interactive, Inc.	3,601	235,397
Sinclair Broadcast Group, Inc.	1,961	54,732
Sirius XM Holdings, Inc.*	74,960	279,601
Starz*	3,089	138,140
TEGNA, Inc.	6,880	220,642
The Interpublic Group of Co.'s, Inc.	12,524	241,337
The Walt Disney Co.	51,706	5,901,723
Thomson Reuters Corp.	10,230	389,456
Time Warner Cable, Inc.	8,895	1,584,822
Time Warner, Inc.	25,948	2,268,115
Twenty-First Century Fox, Inc.	52,410	1,705,683
Viacom, Inc., Class B	12,173	786,863
		25,327,665

Metals & Mining - 0.1%
Compass Minerals International, Inc.	1,117	91,750
Nucor Corp.	9,809	432,283
Reliance Steel & Aluminum Co.	2,679	162,026
		686,059

Multiline Retail - 0.9%
Burlington Stores, Inc.*	2,048	104,858
Dillard's, Inc.	1,249	131,382
Dollar General Corp.	8,623	670,352
Dollar Tree, Inc.*	6,253	493,924
Family Dollar Stores, Inc.	3,472	273,628
J.C. Penney Co., Inc.*	8,864	75,078
Kohl's Corp.	5,743	359,569
Macy's, Inc.	10,421	703,105
Nordstrom, Inc.	4,473	333,239

Sears Holdings Corp.*	1,728	46,138
Target Corp.	19,880	1,622,804
		4,814,077

Multi-Utilities - 1.3%
Alliant Energy Corp.	9,493	547,936
Centerpoint Energy, Inc.	32,747	623,175
CMS Energy Corp.	21,890	696,978
Consolidated Edison, Inc.	26,173	1,514,893
SCANA Corp.	10,879	551,021
Sempra Energy	20,882	2,066,065
TECO Energy, Inc.	19,989	353,006
WEC Energy Group, Inc.	7,312	328,807
		6,681,881

Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc.*	64,026	4,434,441
Oneok, Inc.	54,595	2,155,411
Spectra Energy Corp.	191,896	6,255,810
Teekay Corp.	14,058	601,963
		13,447,625

Paper & Forest Products - 0.2%
Domtar Corp.	2,323	96,172
International Paper Co.	16,216	771,720
		867,892

Personal Products - 0.3%
Avon Products, Inc.	13,670	85,574
Coty, Inc.*	8,458	270,403
Nu Skin Enterprises, Inc.	1,784	84,080
The Estee Lauder Co.'s, Inc.	12,329	1,068,431
		1,508,488

Pharmaceuticals - 6.3%
AbbVie, Inc.	54,815	3,683,020
Bristol-Myers Squibb Co.	56,367	3,750,660
Catalent, Inc.*	4,094	120,077
Eli Lilly & Co.	32,586	2,720,605
Johnson & Johnson	92,781	9,042,436
Merck & Co., Inc.	88,493	5,037,907
Perrigo Co. plc	4,357	805,304
Pfizer, Inc.	206,024	6,907,985
Zoetis, Inc.	16,644	802,574
		32,870,568

Professional Services - 0.5%
Equifax, Inc.	4,571	443,798
IHS, Inc.*	2,384	306,654
Manpowergroup, Inc.	2,808	250,979
Nielsen NV	10,449	467,802
Robert Half International, Inc.	5,244	291,042
The Dun & Bradstreet Corp.	1,143	139,446
Towers Watson & Co.	2,286	287,579
Verisk Analytics, Inc.*	5,685	413,640
		2,600,940

Real Estate Management & Development - 0.2%
CBRE Group, Inc.*	10,756	397,972
Forest City Enterprises, Inc.*	8,246	182,236
Howard Hughes Corp.*	1,370	196,650
Jones Lang LaSalle, Inc.	1,432	244,872
Realogy Holdings Corp.*	4,679	218,603
		1,240,333

Road & Rail - 0.6%
AMERCO	243	79,439
Avis Budget Group, Inc.*	4,153	183,064
Genesee & Wyoming, Inc.*	2,006	152,817
Hertz Global Holdings, Inc.*	18,158	329,023
JB Hunt Transport Services, Inc.	3,114	255,628
Kansas City Southern	4,015	366,168
Landstar System, Inc.	1,464	97,898
Norfolk Southern Corp.	11,963	1,045,088
Old Dominion Freight Line, Inc.*	2,685	184,205
Ryder System, Inc.	1,914	167,226
		2,860,556

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	7,544	386,253
Analog Devices, Inc.	7,172	460,335
Applied Materials, Inc.	27,839	535,066
Atmel Corp.	10,002	98,570
Broadcom Corp.	14,168	729,510
Cree, Inc.*	1,693	44,069
First Solar, Inc.*	1,619	76,061
Freescale Semiconductor Ltd.*	1,970	78,741
Integrated Device Technology, Inc.*	3,515	76,275
Intel Corp.	123,355	3,751,842
KLA-Tencor Corp.	2,394	134,567
Lam Research Corp.	3,535	287,572
Linear Technology Corp.	5,478	242,292

Marvell Technology Group Ltd.	9,726	128,237
Maxim Integrated Products, Inc.	6,806	235,317
Microchip Technology, Inc.	5,124	243,006
Micron Technology, Inc.*	27,982	527,181
NVIDIA Corp.	10,548	212,120
ON Semiconductor Corp.*	10,987	128,438
Skyworks Solutions, Inc.	4,528	471,365
SunEdison, Inc.*	7,597	227,226
SunPower Corp.*	1,488	42,274
Texas Instruments, Inc.	20,116	1,036,175
Xilinx, Inc.	6,481	286,201
		10,438,693

Software - 4.3%
Activision Blizzard, Inc.	12,657	306,426
Adobe Systems, Inc.*	11,171	904,963
ANSYS, Inc.*	1,980	180,655
Aspen Technology, Inc.*	1,558	70,967
Autodesk, Inc.*	5,704	285,628
CA, Inc.	8,501	248,994
Cadence Design Systems, Inc.*	6,615	130,051
CDK Global, Inc.	3,841	207,337
Check Point Software Technologies Ltd.*	3,754	298,631
Citrix Systems, Inc.*	3,797	266,398
Electronic Arts, Inc.*	7,882	524,153
FactSet Research Systems, Inc.	852	138,459
FireEye, Inc.*	3,793	185,516
Fortinet, Inc.*	3,647	150,731
Guidewire Software, Inc.*	1,575	83,365
Informatica Corp.*	2,480	120,206
Intuit, Inc.	6,606	665,687
Manhattan Associates, Inc.*	1,386	82,675
Microsoft Corp.	212,586	9,385,672
NetSuite, Inc.*	1,246	114,319
Nuance Communications, Inc.*	8,547	149,658
Oracle Corp.	88,853	3,580,776
PTC, Inc.*	2,724	111,738
QLIK Technologies, Inc.*	2,039	71,283
Red Hat, Inc.*	4,243	322,171
Salesforce.com, Inc.*	14,292	995,152
ServiceNow, Inc.*	3,728	277,028
SolarWinds, Inc.*	1,601	73,854
Solera Holdings, Inc.	1,371	61,092
Splunk, Inc.*	2,841	197,790
SS&C Technologies Holdings, Inc.	1,495	93,437
Symantec Corp.	17,426	405,153

Synopsys, Inc.*	3,632	183,961
Tableau Software, Inc.*	1,852	213,536
The Ultimate Software Group, Inc.*	677	111,258
Tyler Technologies, Inc.*	733	94,836
Verint Systems, Inc.*	1,487	90,328
VMware, Inc.*	6,926	593,835
Workday, Inc.*	4,603	351,623
		22,329,342

Specialty Retail - 1.9%
Advance Auto Parts, Inc.	2,100	334,509
American Eagle Outfitters, Inc.	5,289	91,077
AutoNation, Inc.*	2,528	159,213
Bed Bath & Beyond, Inc.*	4,971	342,900
Best Buy Co., Inc.	7,362	240,075
CarMax, Inc.*	5,867	388,454
CST Brands, Inc.	2,230	87,104
DSW, Inc.	2,574	85,894
Foot Locker, Inc.	3,997	267,839
Office Depot, Inc.*	15,530	134,490
O'Reilly Automotive, Inc.*	3,029	684,493
Penske Automotive Group, Inc.	1,407	73,319
Ross Stores, Inc.	11,402	554,251
Sally Beauty Holdings, Inc.*	3,804	120,130
Staples, Inc.	18,176	278,275
The Gap, Inc.	8,982	342,843
The Home Depot, Inc.	37,433	4,159,929
The TJX Co.'s, Inc.	19,082	1,262,656
Tiffany & Co.	3,117	286,141
Williams-Sonoma, Inc.	2,119	174,330
		10,067,922

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	149,800	18,788,665
EMC Corp.	49,716	1,312,005
Hewlett-Packard Co.	47,471	1,424,605
NCR Corp.*	4,108	123,651
SanDisk Corp.	5,265	306,528
Seagate Technology plc	7,087	336,632
Western Digital Corp.	5,911	463,541
		22,755,627

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	1,507	160,194
Coach, Inc.	8,378	289,963
Columbia Sportswear Co.	1,033	62,455

Fossil Group, Inc.*	1,130	78,377
Hanesbrands, Inc.	11,527	384,080
Kate Spade & Co.*	2,788	60,053
Lululemon Athletica, Inc.*	2,213	144,509
Michael Kors Holdings Ltd.*	6,219	261,758
Nike, Inc., Class B	24,909	2,690,670
PVH Corp.	2,319	267,149
Skechers U.S.A., Inc.*	1,160	127,356
Under Armour, Inc.*	5,974	498,470
VF Corp.	10,393	724,808
Wolverine World Wide, Inc.	2,894	82,421
		5,832,263

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	16,522	163,237
MGIC Investment Corp.*	10,971	124,850
New York Community Bancorp, Inc.	14,189	260,794
TFS Financial Corp.	2,464	41,445
		590,326

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,040	103,056
Fastenal Co.	10,309	434,834
HD Supply Holdings, Inc.*	6,753	237,570
MSC Industrial Direct Co., Inc.	2,240	156,285
United Rentals, Inc.*	3,724	326,297
W.W. Grainger, Inc.	2,402	568,433
WESCO International, Inc.*	1,605	110,167
		1,936,642

Water Utilities - 0.2%
American Water Works Co., Inc.	16,722	813,191
Aqua America, Inc.	15,229	372,958
		1,186,149

Wireless Telecommunication Services - 0.6%
SBA Communications Corp.*	11,993	1,378,835
Sprint Corp.*	78,035	355,840
Telephone & Data Systems, Inc.	8,624	253,546
T-Mobile US, Inc.*	27,399	1,062,259
United States Cellular Corp.*	2,161	81,405
		3,131,885

Total Equity Securities (Cost $418,123,468)		514,133,302

TIME DEPOSIT - 0.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$3,602,860	3,602,860

Total Time Deposit (Cost $3,602,860)		3,602,860

TOTAL INVESTMENTS (Cost $421,726,328) - 99.7%		517,736,162
Other assets and liabilities, net - 0.3%		1,355,928
NET ASSETS - 100%		$519,092,090

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Aerospace & Defense - 0.6%
B/E Aerospace, Inc.	39	$2,141
Hexcel Corp.	81	4,029
Precision Castparts Corp.	61	12,192
Rockwell Collins, Inc.	58	5,356
Spirit AeroSystems Holdings, Inc.*	53	2,921
TransDigm Group, Inc.*	18	4,044
		30,683

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	54	3,369
Expeditors International of Washington, Inc.	81	3,734
United Parcel Service, Inc., Class B	404	39,152
		46,255

Airlines - 0.8%
Alaska Air Group, Inc.	60	3,866
Delta Air Lines, Inc.	345	14,173
JetBlue Airways Corp.*	197	4,090
Southwest Airlines Co.	484	16,015
Spirit Airlines, Inc.*	54	3,353
		41,497

Auto Components - 0.4%
Autoliv, Inc.	16	1,868
BorgWarner, Inc.	68	3,865
Delphi Automotive plc	114	9,701
Gentex Corp.	91	1,494
Lear Corp.	16	1,796
		18,724

Automobiles - 0.3%
Harley-Davidson, Inc.	40	2,254
Tesla Motors, Inc.*	43	11,535
		13,789

Banks - 0.3%
Bank of the Ozarks, Inc.	47	2,150
City National Corp.	14	1,265

East West Bancorp, Inc.	39	1,748
First Republic Bank	51	3,214
Investors Bancorp, Inc.	33	406
Popular, Inc.*	30	866
Signature Bank*	28	4,099
SVB Financial Group*	21	3,024
		16,772

Beverages - 2.1%
Coca-Cola Enterprises, Inc.	53	2,302
Dr Pepper Snapple Group, Inc.	76	5,540
PepsiCo, Inc.	510	47,604
The Coca-Cola Co.	1,246	48,881
		104,327

Biotechnology - 7.9%
Agios Pharmaceuticals, Inc.*	11	1,222
Alexion Pharmaceuticals, Inc.*	114	20,608
Alnylam Pharmaceuticals, Inc.*	32	3,836
Amgen, Inc.	342	52,504
Biogen, Inc.*	149	60,187
BioMarin Pharmaceutical, Inc.*	89	12,173
Celgene Corp.*	605	70,020
Cepheid*	33	2,018
Gilead Sciences, Inc.	967	113,216
Incyte Corp.*	119	12,401
Intercept Pharmaceuticals, Inc.*	12	2,897
Intrexon Corp.*	34	1,659
Isis Pharmaceuticals, Inc.*	62	3,568
Medivation, Inc.*	31	3,540
Puma Biotechnology, Inc.*	16	1,868
Receptos, Inc.*	19	3,611
Regeneron Pharmaceuticals, Inc.*	53	27,037
Seattle Genetics, Inc.*	62	3,001
		395,366

Building Products - 0.4%
Allegion plc	80	4,811
Armstrong World Industries, Inc.*	24	1,279
Lennox International, Inc.	33	3,554
Masco Corp.	263	7,014
USG Corp.*	50	1,389
		18,047

Capital Markets - 2.2%
Ameriprise Financial, Inc.	63	7,871

BlackRock, Inc.	53	18,337
Charles Schwab Corp.	816	26,642
E*Trade Financial Corp.*	115	3,444
Eaton Vance Corp.	51	1,996
Franklin Resources, Inc.	135	6,619
Interactive Brokers Group, Inc.	140	5,818
Invesco Ltd.	147	5,511
Legg Mason, Inc.	98	5,050
LPL Financial Holdings, Inc.	28	1,302
Northern Trust Corp.	97	7,417
NorthStar Asset Management Group, Inc.	184	3,402
Raymond James Financial, Inc.	42	2,502
SEI Investments Co.	106	5,197
T. Rowe Price Group, Inc.	107	8,317
		109,425

Chemicals - 2.3%
Air Products & Chemicals, Inc.	68	9,304
Axalta Coating Systems Ltd.*	19	628
Cytec Industries, Inc.	39	2,361
E. I. du Pont de Nemours & Co.	181	11,575
Ecolab, Inc.	182	20,579
International Flavors & Fragrances, Inc.	30	3,279
LyondellBasell Industries NV	86	8,903
NewMarket Corp.	6	2,663
Platform Specialty Products Corp.*	121	3,095
PPG Industries, Inc.	118	13,537
Praxair, Inc.	81	9,684
Sensient Technologies Corp.	12	820
Sherwin-Williams Co.	53	14,576
Sigma-Aldrich Corp.	69	9,615
The Valspar Corp.	19	1,555
WR Grace & Co.*	30	3,009
		115,183

Commercial Services & Supplies - 0.5%
Cintas Corp.	52	4,399
Clean Harbors, Inc.*	16	860
Covanta Holding Corp.	65	1,377
KAR Auction Services, Inc.	62	2,319
The ADT Corp.	43	1,444
Tyco International plc	162	6,234
Waste Connections, Inc.	54	2,544
Waste Management, Inc.	118	5,469
		24,646

Communications Equipment - 2.1%
Arista Networks, Inc.*	16	1,308
ARRIS Group, Inc.*	58	1,775
Brocade Communications Systems, Inc.	132	1,568
Cisco Systems, Inc.	1,041	28,586
CommScope Holding Co., Inc.*	31	946
F5 Networks, Inc.*	37	4,453
Harris Corp.	29	2,230
JDS Uniphase Corp.*	102	1,181
Juniper Networks, Inc.	135	3,506
Motorola Solutions, Inc.	57	3,268
QUALCOMM, Inc.	903	56,555
Viasat, Inc.*	20	1,205
		106,581

Construction & Engineering - 0.0%
Quanta Services, Inc.*	64	1,844

Consumer Finance - 0.5%
American Express Co.	292	22,694
Credit Acceptance Corp.*	10	2,462
Springleaf Holdings, Inc.*	43	1,974
		27,130

Containers & Packaging - 0.4%
AptarGroup, Inc.	12	765
Avery Dennison Corp.	21	1,280
Ball Corp.	36	2,525
Berry Plastics Group, Inc.*	34	1,102
Crown Holdings, Inc.*	37	1,958
Graphic Packaging Holding Co.	73	1,017
MeadWestvaco Corp.	48	2,265
Packaging Corp. of America	38	2,375
Rock-Tenn Co.	21	1,264
Sealed Air Corp.	132	6,782
Silgan Holdings, Inc.	7	369
		21,702

Distributors - 0.2%
Genuine Parts Co.	30	2,686
LKQ Corp.*	167	5,051
		7,737

Diversified Consumer Services - 0.1%
Graham Holdings Co.	4	4,300
Houghton Mifflin Harcourt Co.*	32	807

ServiceMaster Global Holdings, Inc.*	24	868
		5,975

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	73	4,177
Moody's Corp.	168	18,137
MSCI, Inc.	89	5,478
		27,792

Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc.*	69	3,634
Zayo Group Holdings, Inc.*	142	3,652
		7,286

Electric Utilities - 0.1%
ITC Holdings Corp.	169	5,438

Electrical Equipment - 0.7%
Acuity Brands, Inc.	34	6,119
AMETEK, Inc.	128	7,012
Emerson Electric Co.	174	9,645
EnerSys	10	703
Generac Holdings, Inc.*	29	1,153
Hubbell, Inc., Class B	16	1,732
Rockwell Automation, Inc.	55	6,855
SolarCity Corp.*	60	3,213
		36,432

Electronic Equipment & Instruments - 0.6%
Amphenol Corp.	127	7,362
Belden, Inc.	13	1,056
Corning, Inc.	222	4,380
FEI Co.	10	829
FLIR Systems, Inc.	29	894
Keysight Technologies, Inc.*	79	2,464
TE Connectivity Ltd.	101	6,494
Trimble Navigation Ltd.*	75	1,760
Zebra Technologies Corp.*	20	2,221
		27,460

Energy Equipment & Services - 1.6%
Cameron International Corp.*	315	16,496
Core Laboratories NV	195	22,238
Dresser-Rand Group, Inc.*	165	14,055
FMC Technologies, Inc.*	479	19,874

Oceaneering International, Inc.	168	7,827
		80,490

Food & Staples Retailing - 1.9%
CVS Health Corp.	500	52,440
Kroger Co.	124	8,991
Pricesmart, Inc.	8	730
Sprouts Farmers Market, Inc.*	110	2,968
United Natural Foods, Inc.*	15	955
Walgreens Boots Alliance, Inc.	287	24,235
Whole Foods Market, Inc.	171	6,744
		97,063

Food Products - 2.1%
Campbell Soup Co.	66	3,145
Flowers Foods, Inc.	78	1,650
General Mills, Inc.	173	9,640
Hain Celestial Group, Inc.*	73	4,808
Hormel Foods Corp.	63	3,551
Keurig Green Mountain, Inc.	57	4,368
Kraft Foods Group, Inc.	252	21,455
McCormick & Co., Inc.	44	3,562
Mead Johnson Nutrition Co.	146	13,172
Mondelez International, Inc.	439	18,060
Pinnacle Foods, Inc.	35	1,594
The Hershey Co.	120	10,660
The J. M. Smucker Co.	28	3,035
The WhiteWave Foods Co.*	129	6,306
TreeHouse Foods, Inc.*	9	729
		105,735

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	459	22,528
Align Technology, Inc.*	49	3,073
Becton Dickinson and Co.	89	12,607
Boston Scientific Corp.*	512	9,062
DENTSPLY International, Inc.	53	2,732
DexCom, Inc.*	54	4,319
Edwards Lifesciences Corp.*	73	10,397
Hill-Rom Holdings, Inc.	19	1,032
Hologic, Inc.*	143	5,443
IDEXX Laboratories, Inc.*	56	3,592
ResMed, Inc.	59	3,326
Sirona Dental Systems, Inc.*	37	3,715
St. Jude Medical, Inc.	97	7,088
STERIS Corp.	20	1,289

Teleflex, Inc.	11	1,490
The Cooper Co.'s, Inc.	31	5,517
Varian Medical Systems, Inc.*	70	5,903
West Pharmaceutical Services, Inc.	28	1,626
		104,739

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc.*	39	3,055
AmerisourceBergen Corp.	82	8,720
Brookdale Senior Living, Inc.*	56	1,943
Centene Corp.*	73	5,869
CIGNA Corp.	113	18,306
Envision Healthcare Holdings, Inc.*	133	5,251
HCA Holdings, Inc.*	171	15,513
Health Net, Inc.*	20	1,282
Healthsouth Corp.	30	1,382
Henry Schein, Inc.*	33	4,690
Humana, Inc.	48	9,181
Laboratory Corporation of America Holdings*	34	4,122
LifePoint Hospitals, Inc.*	12	1,043
McKesson Corp.	58	13,039
Mednax, Inc.*	62	4,595
Molina Healthcare, Inc.*	28	1,968
Omnicare, Inc.	40	3,770
Patterson Co.'s, Inc.	29	1,411
Premier, Inc.*	90	3,461
Quest Diagnostics, Inc.	30	2,176
Team Health Holdings, Inc.*	41	2,679
VCA, Inc.*	55	2,992
WellCare Health Plans, Inc.*	12	1,018
		117,466

Health Care Technology - 0.4%
athenahealth, Inc.*	8	916
Cerner Corp.*	202	13,950
Inovalon Holdings, Inc.*	103	2,874
Veeva Systems, Inc.*	96	2,691
		20,431

Hotels, Restaurants & Leisure - 2.4%
Aramark	26	805
Chipotle Mexican Grill, Inc.*	16	9,680
Domino's Pizza, Inc.	20	2,268
Dunkin' Brands Group, Inc.	33	1,815
Hilton Worldwide Holdings, Inc.*	667	18,376
Hyatt Hotels Corp.*	72	4,082

Marriott International, Inc.	128	9,522
Norwegian Cruise Line Holdings Ltd.*	111	6,221
Panera Bread Co.*	12	2,097
Royal Caribbean Cruises Ltd.	49	3,856
Starbucks Corp.	909	48,736
Starwood Hotels & Resorts Worldwide, Inc.	44	3,568
Vail Resorts, Inc.	22	2,402
Wendy's Co.	155	1,748
Wyndham Worldwide Corp.	44	3,604
		118,780

Household Durables - 0.4%
GoPro, Inc.*	83	4,376
Jarden Corp.*	44	2,277
Leggett & Platt, Inc.	40	1,947
Mohawk Industries, Inc.*	42	8,018
Newell Rubbermaid, Inc.	82	3,371
Tempur Sealy International, Inc.*	23	1,515
		21,504

Household Products - 1.0%
Church & Dwight Co., Inc.	63	5,111
Colgate-Palmolive Co.	431	28,192
Kimberly-Clark Corp.	118	12,504
The Clorox Co.	49	5,097
		50,904

Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc.	252	5,542
TerraForm Power, Inc.*	86	3,266
		8,808

Industrial Conglomerates - 1.6%
3M Co.	335	51,691
Carlisle Co.'s, Inc.	22	2,203
Danaher Corp.	321	27,474
		81,368

Insurance - 0.9%
Aon plc	138	13,756
Arthur J. Gallagher & Co.	54	2,554
Brown & Brown, Inc.	55	1,807
Cincinnati Financial Corp.	47	2,359
Markel Corp.*	6	4,804
Marsh & McLennan Co.'s, Inc.	262	14,855
White Mountains Insurance Group Ltd.	2	1,310

Willis Group Holdings plc	58	2,720
		44,165

Internet & Catalog Retail - 3.5%
Amazon.com, Inc.*	244	105,918
Expedia, Inc.	16	1,750
Groupon, Inc.*	85	427
Netflix, Inc.*	35	22,993
The Priceline Group, Inc.*	34	39,146
TripAdvisor, Inc.*	62	5,403
		175,637

Internet Software & Services - 8.2%
Akamai Technologies, Inc.*	88	6,144
CoStar Group, Inc.*	16	3,220
eBay, Inc.*	659	39,698
Facebook, Inc.*	1,473	126,332
Google, Inc.*	353	190,634
HomeAway, Inc.*	48	1,494
IAC/InterActiveCorp	43	3,425
LendingClub Corp.*	116	1,711
LinkedIn Corp.*	36	7,439
Pandora Media, Inc.*	72	1,119
Rackspace Hosting, Inc.*	57	2,120
Twitter, Inc.*	208	7,534
VeriSign, Inc.*	44	2,716
Yahoo!, Inc.*	500	19,645
Zillow Group, Inc.*	9	780
		414,011

IT Services - 5.3%
Accenture plc	214	20,711
Alliance Data Systems Corp.*	31	9,050
Amdocs Ltd.	45	2,457
Automatic Data Processing, Inc.	138	11,072
Broadridge Financial Solutions, Inc.	35	1,750
Cognizant Technology Solutions Corp.*	336	20,526
CoreLogic, Inc.*	45	1,786
DST Systems, Inc.	17	2,142
EPAM Systems, Inc.*	23	1,638
Fidelity National Information Services, Inc.	70	4,326
Fiserv, Inc.*	128	10,602
FleetCor Technologies, Inc.*	45	7,023
Gartner, Inc.*	40	3,431
Genpact Ltd.*	91	1,941
Global Payments, Inc.	30	3,105

iGate Corp.*	15	715
Jack Henry & Associates, Inc.	36	2,329
MasterCard, Inc.	615	57,490
MAXIMUS, Inc.	29	1,906
Paychex, Inc.	106	4,969
Syntel, Inc.*	20	950
Teradata Corp.*	39	1,443
Total System Services, Inc.	85	3,550
Vantiv, Inc.*	100	3,819
Visa, Inc.	1,283	86,153
Western Union Co.	66	1,342
WEX, Inc.*	18	2,052
		268,278

Leisure Products - 0.2%
Brunswick Corp.	28	1,424
Hasbro, Inc.	29	2,169
Polaris Industries, Inc.	36	5,332
		8,925

Life Sciences - Tools & Services - 1.5%
Bio-Rad Laboratories, Inc.*	16	2,410
Bio-Techne Corp.	22	2,166
Bruker Corp.*	49	1,000
Illumina, Inc.*	98	21,399
Mettler-Toledo International, Inc.*	17	5,805
PAREXEL International Corp.*	34	2,187
PerkinElmer, Inc.	69	3,632
Quintiles Transnational Holdings, Inc.*	50	3,631
Thermo Fisher Scientific, Inc.	202	26,212
VWR Corp.*	14	374
Waters Corp.*	59	7,574
		76,390

Machinery - 1.9%
Allison Transmission Holdings, Inc.	154	4,506
Crane Co.	17	998
Cummins, Inc.	43	5,641
Flowserve Corp.	44	2,317
Graco, Inc.	30	2,131
IDEX Corp.	34	2,672
Illinois Tool Works, Inc.	161	14,778
Ingersoll-Rand plc	116	7,821
Nordson Corp.	40	3,116
Pall Corp.	93	11,574
Parker-Hannifin Corp.	33	3,839

Pentair plc	70	4,812
Snap-on, Inc.	30	4,778
Stanley Black & Decker, Inc.	43	4,525
The Middleby Corp.*	48	5,387
WABCO Holdings, Inc.*	45	5,567
Wabtec Corp.	78	7,351
Woodward, Inc.	25	1,375
Xylem, Inc.	59	2,187
		95,375

Media - 6.2%
AMC Networks, Inc.*	37	3,029
Cablevision Systems Corp.	82	1,963
CBS Corp., Class B	198	10,989
Charter Communications, Inc.*	18	3,083
Cinemark Holdings, Inc.	26	1,044
Clear Channel Outdoor Holdings, Inc.	101	1,023
Comcast Corp.	794	47,751
DIRECTV*	309	28,672
DISH Network Corp.*	183	12,391
John Wiley & Sons, Inc.	7	381
Liberty Broadband Corp.*	29	1,478
Liberty Global plc*	187	10,111
Liberty Media Corp.*	139	5,010
Lions Gate Entertainment Corp.	46	1,704
Live Nation Entertainment, Inc.*	98	2,694
Madison Square Garden Co.*	41	3,423
Morningstar, Inc.	9	716
Omnicom Group, Inc.	53	3,683
Scripps Networks Interactive, Inc.	49	3,203
Sinclair Broadcast Group, Inc.	40	1,116
Sirius XM Holdings, Inc.*	1,556	5,804
Starz*	62	2,773
The Walt Disney Co.	746	85,149
Time Warner Cable, Inc.	107	19,064
Time Warner, Inc.	268	23,426
Twenty-First Century Fox, Inc.	762	24,799
Viacom, Inc., Class B	85	5,494
		309,973

Metals & Mining - 0.0%
Compass Minerals International, Inc.	8	657

Multiline Retail - 0.6%
Burlington Stores, Inc.*	26	1,331
Dillard's, Inc.	10	1,052

Dollar General Corp.	111	8,629
Dollar Tree, Inc.*	132	10,427
Family Dollar Stores, Inc.	27	2,128
Macy's, Inc.	66	4,453
Nordstrom, Inc.	35	2,608
Sears Holdings Corp.*	22	587
		31,215

Multi-Utilities - 0.1%
Sempra Energy	60	5,936

Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy, Inc.*	338	23,410
Teekay Corp.	281	12,032
		35,442

Personal Products - 0.5%
Coty, Inc.*	107	3,421
The Estee Lauder Co.'s, Inc.	274	23,745
		27,166

Pharmaceuticals - 5.7%
AbbVie, Inc.	832	55,902
Bristol-Myers Squibb Co.	627	41,721
Catalent, Inc.*	91	2,669
Eli Lilly & Co.	318	26,550
Johnson & Johnson	849	82,744
Merck & Co., Inc.	807	45,942
Perrigo Co. plc	58	10,720
Zoetis, Inc.	381	18,372
		284,620

Professional Services - 1.0%
Equifax, Inc.	103	10,000
IHS, Inc.*	51	6,560
Nielsen NV	229	10,252
Robert Half International, Inc.	114	6,327
The Dun & Bradstreet Corp.	14	1,708
Towers Watson & Co.	28	3,523
Verisk Analytics, Inc.*	128	9,313
		47,683

Real Estate Management & Development - 0.5%
CBRE Group, Inc.*	299	11,063
Howard Hughes Corp.*	39	5,598
Jones Lang LaSalle, Inc.	40	6,840

Realogy Holdings Corp.*	65	3,037
		26,538

Road & Rail - 0.4%
AMERCO	2	654
Avis Budget Group, Inc.*	27	1,190
Genesee & Wyoming, Inc.*	26	1,981
Hertz Global Holdings, Inc.*	152	2,754
JB Hunt Transport Services, Inc.	66	5,418
Kansas City Southern	43	3,922
Landstar System, Inc.	16	1,070
Old Dominion Freight Line, Inc.*	57	3,910
		20,899

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	87	4,454
Analog Devices, Inc.	93	5,969
Applied Materials, Inc.	272	5,228
Atmel Corp.	210	2,070
Broadcom Corp.	300	15,447
Cree, Inc.*	20	521
Freescale Semiconductor Ltd.*	40	1,599
Integrated Device Technology, Inc.*	75	1,628
Intel Corp.	845	25,701
Lam Research Corp.	74	6,020
Linear Technology Corp.	79	3,494
Maxim Integrated Products, Inc.	59	2,040
Microchip Technology, Inc.	68	3,225
NVIDIA Corp.	223	4,485
ON Semiconductor Corp.*	234	2,735
Skyworks Solutions, Inc.	98	10,202
SunEdison, Inc.*	159	4,756
Texas Instruments, Inc.	282	14,526
Xilinx, Inc.	63	2,782
		116,882

Software - 6.0%
Activision Blizzard, Inc.	165	3,995
Adobe Systems, Inc.*	242	19,604
ANSYS, Inc.*	40	3,650
Aspen Technology, Inc.*	32	1,458
Autodesk, Inc.*	120	6,009
Cadence Design Systems, Inc.*	139	2,733
CDK Global, Inc.	80	4,318
Check Point Software Technologies Ltd.*	78	6,205
Citrix Systems, Inc.*	79	5,543

Electronic Arts, Inc.*	171	11,372
FactSet Research Systems, Inc.	17	2,763
FireEye, Inc.*	78	3,815
Fortinet, Inc.*	77	3,182
Guidewire Software, Inc.*	11	582
Informatica Corp.*	51	2,472
Intuit, Inc.	67	6,752
Manhattan Associates, Inc.*	28	1,670
Microsoft Corp.	2,108	93,068
NetSuite, Inc.*	25	2,294
Oracle Corp.	1,061	42,758
PTC, Inc.*	56	2,297
QLIK Technologies, Inc.*	21	734
Red Hat, Inc.*	92	6,986
Salesforce.com, Inc.*	309	21,516
ServiceNow, Inc.*	46	3,418
SolarWinds, Inc.*	33	1,522
Solera Holdings, Inc.	28	1,248
Splunk, Inc.*	59	4,108
SS&C Technologies Holdings, Inc.	30	1,875
Synopsys, Inc.*	75	3,799
Tableau Software, Inc.*	21	2,421
The Ultimate Software Group, Inc.*	13	2,136
Tyler Technologies, Inc.*	14	1,811
Verint Systems, Inc.*	30	1,822
VMware, Inc.*	147	12,604
Workday, Inc.*	96	7,333
		299,873

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	29	4,619
AutoNation, Inc.*	17	1,071
Bed Bath & Beyond, Inc.*	58	4,001
CarMax, Inc.*	83	5,495
Foot Locker, Inc.	48	3,216
O'Reilly Automotive, Inc.*	64	14,463
Ross Stores, Inc.	241	11,715
Sally Beauty Holdings, Inc.*	78	2,463
The Gap, Inc.	64	2,443
The Home Depot, Inc.	778	86,459
The TJX Co.'s, Inc.	403	26,667
Tiffany & Co.	32	2,938
Williams-Sonoma, Inc.	28	2,304
		167,854

Technology Hardware, Storage & Peripherals - 6.9%

Apple, Inc.	2,582	323,847
EMC Corp.	493	13,010
SanDisk Corp.	44	2,562
Seagate Technology plc	46	2,185
Western Digital Corp.	45	3,529
		345,133

Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	30	3,189
Columbia Sportswear Co.	13	786
Fossil Group, Inc.*	7	486
Hanesbrands, Inc.	235	7,830
Lululemon Athletica, Inc.*	44	2,873
Michael Kors Holdings Ltd.*	125	5,261
Nike, Inc., Class B	521	56,278
Skechers U.S.A., Inc.*	23	2,525
Under Armour, Inc.*	122	10,180
VF Corp.	132	9,206
Wolverine World Wide, Inc.	32	911
		99,525

Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	66	1,110

Trading Companies & Distributors - 0.5%
Air Lease Corp.	65	2,204
Fastenal Co.	157	6,622
HD Supply Holdings, Inc.*	148	5,207
United Rentals, Inc.*	53	4,644
W.W. Grainger, Inc.	31	7,336
		26,013

Water Utilities - 0.2%
American Water Works Co., Inc.	122	5,933
Aqua America, Inc.	152	3,722
		9,655

Wireless Telecommunication Services - 0.1%
SBA Communications Corp.*	32	3,679

Total Equity Securities (Cost $5,057,999)		4,960,013

TOTAL INVESTMENTS (Cost $5,057,999) - 98.6%	4,960,013
Other assets and liabilities, net - 1.4%	69,480
NET ASSETS - 100%	$5,029,493

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 94.1%	SHARES	VALUE
Aerospace & Defense - 0.5%
B/E Aerospace, Inc.	41	$2,251
Precision Castparts Corp.	43	8,594
Rockwell Collins, Inc.	37	3,417
Spirit AeroSystems Holdings, Inc.*	60	3,307
TransDigm Group, Inc.*	20	4,493
Triumph Group, Inc.	33	2,178
		24,240

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	56	3,494
Expeditors International of Washington, Inc.	54	2,489
United Parcel Service, Inc., Class B	369	35,760
		41,743

Airlines - 1.0%
Alaska Air Group, Inc.	29	1,869
American Airlines Group, Inc.	564	22,523
Delta Air Lines, Inc.	354	14,542
United Continental Holdings, Inc.*	241	12,776
		51,710

Auto Components - 0.7%
Autoliv, Inc.	27	3,152
BorgWarner, Inc.	60	3,410
Delphi Automotive plc	57	4,850
Gentex Corp.	56	919
Johnson Controls, Inc.	324	16,048
Lear Corp.	26	2,919
Tenneco, Inc.*	25	1,436
Visteon Corp.*	22	2,310
		35,044

Automobiles - 0.8%
Ford Motor Co.	2,176	32,662
Harley-Davidson, Inc.	67	3,775
Tesla Motors, Inc.*	16	4,292
		40,729

Banks - 10.4%
Associated Banc-Corp.	67	1,358
Bank of America Corp.	6,599	112,315
Bank of Hawaii Corp.	22	1,467
Bank of the Ozarks, Inc.	13	595
BankUnited, Inc.	62	2,228
BB&T Corp.	454	18,301
BOK Financial Corp.	9	626
CIT Group, Inc.	89	4,138
Citigroup, Inc.	1,907	105,343
City National Corp.	12	1,085
Comerica, Inc.	97	4,978
Commerce Bancshares, Inc.	49	2,292
Cullen/Frost Bankers, Inc.	34	2,672
East West Bancorp, Inc.	55	2,465
First Horizon National Corp.	130	2,037
First Niagara Financial Group, Inc.	186	1,756
First Republic Bank	45	2,836
Huntington Bancshares, Inc.	444	5,022
Investors Bancorp, Inc.	38	467
JPMorgan Chase & Co.	2,332	158,016
KeyCorp	507	7,615
M&T Bank Corp.	76	9,495
PacWest Bancorp	56	2,618
People's United Financial, Inc.	173	2,804
Popular, Inc.*	37	1,068
Regions Financial Corp.	799	8,278
Signature Bank*	9	1,317
SVB Financial Group*	14	2,016
Synovus Financial Corp.	75	2,311
TCF Financial Corp.	80	1,329
The PNC Financial Services Group, Inc.	322	30,799
Umpqua Holdings Corp.	114	2,051
US Bancorp	1,055	45,787
Zions Bancorporation	112	3,554
		551,039

Beverages - 2.5%
Coca-Cola Enterprises, Inc.	90	3,910
Dr Pepper Snapple Group, Inc.	62	4,520
PepsiCo, Inc.	613	57,217
The Coca-Cola Co.	1,739	68,221
		133,868

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc.*	10	1,199

Amgen, Inc.	111	17,041
Medivation, Inc.*	11	1,256
Vertex Pharmaceuticals, Inc.*	107	13,212
		32,708

Building Products - 0.1%
Armstrong World Industries, Inc.*	17	906
Owens Corning	70	2,887
USG Corp.*	29	806
		4,599

Capital Markets - 3.1%
Ameriprise Financial, Inc.	62	7,746
Artisan Partners Asset Management, Inc.	36	1,673
BlackRock, Inc.	46	15,915
Charles Schwab Corp.	236	7,705
E*Trade Financial Corp.*	83	2,486
Eaton Vance Corp.	33	1,291
Franklin Resources, Inc.	172	8,433
Interactive Brokers Group, Inc.	123	5,112
Invesco Ltd.	154	5,773
LPL Financial Holdings, Inc.	26	1,209
Morgan Stanley	1,016	39,411
Northern Trust Corp.	87	6,652
Raymond James Financial, Inc.	45	2,681
State Street Corp.	259	19,943
T. Rowe Price Group, Inc.	88	6,840
The Bank of New York Mellon Corp.	705	29,589
		162,459

Chemicals - 2.5%
Air Products & Chemicals, Inc.	81	11,083
Albemarle Corp.	79	4,366
Axalta Coating Systems Ltd.*	25	827
Cabot Corp.	43	1,604
Celanese Corp.	106	7,619
E. I. du Pont de Nemours & Co.	518	33,126
Eastman Chemical Co.	113	9,246
International Flavors & Fragrances, Inc.	20	2,186
LyondellBasell Industries NV	206	21,325
Mosaic Co.	281	13,165
PPG Industries, Inc.	80	9,178
Praxair, Inc.	120	14,346
Sensient Technologies Corp.	15	1,025

The Valspar Corp.	30	2,455
WR Grace & Co.*	18	1,805
		133,356

Commercial Services & Supplies - 0.6%
Cintas Corp.	24	2,030
Clean Harbors, Inc.*	17	914
Covanta Holding Corp.	34	720
KAR Auction Services, Inc.	42	1,571
Pitney Bowes, Inc.	143	2,976
RR Donnelley & Sons Co.	117	2,039
The ADT Corp.	91	3,055
Tyco International plc	190	7,311
Waste Connections, Inc.	41	1,932
Waste Management, Inc.	220	10,197
		32,745

Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	75	891
Cisco Systems, Inc.	1,508	41,410
CommScope Holding Co., Inc.*	25	763
Harris Corp.	27	2,076
Juniper Networks, Inc.	64	1,662
Motorola Solutions, Inc.	42	2,408
		49,210

Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	75	3,753
Quanta Services, Inc.*	97	2,796
		6,549

Consumer Finance - 1.8%
American Express Co.	311	24,171
Capital One Financial Corp.	322	28,326
Discover Financial Services	278	16,018
Navient Corp.	183	3,332
SLM Corp.*	172	1,698
Springleaf Holdings, Inc.*	44	2,020
Synchrony Financial*	551	18,145
		93,710

Containers & Packaging - 0.6%
AptarGroup, Inc.	19	1,212
Avery Dennison Corp.	37	2,255
Ball Corp.	54	3,788
Bemis Co., Inc.	70	3,151

Berry Plastics Group, Inc.*	42	1,361
Crown Holdings, Inc.*	58	3,069
Graphic Packaging Holding Co.	151	2,103
MeadWestvaco Corp.	45	2,124
Owens-Illinois, Inc.*	125	2,867
Packaging Corp. of America	23	1,437
Rock-Tenn Co.	59	3,552
Silgan Holdings, Inc.	16	844
Sonoco Products Co.	71	3,043
		30,806

Distributors - 0.1%
Genuine Parts Co.	46	4,118

Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co.*	48	1,210
ServiceMaster Global Holdings, Inc.*	26	940
Sotheby's	33	1,493
		3,643

Diversified Financial Services - 0.6%
CME Group, Inc.	185	17,216
Leucadia National Corp.	208	5,050
The NASDAQ OMX Group, Inc.	71	3,466
Voya Financial, Inc.	138	6,413
		32,145

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,175	41,736
CenturyLink, Inc.	1,140	33,493
Frontier Communications Corp.	2,665	13,192
Level 3 Communications, Inc.*	407	21,437
Verizon Communications, Inc.	861	40,131
Zayo Group Holdings, Inc.*	98	2,520
		152,509

Electric Utilities - 0.6%
IDACORP, Inc.	68	3,818
ITC Holdings Corp.	130	4,183
OGE Energy Corp.	325	9,285
Pepco Holdings, Inc.	404	10,884
Portland General Electric Co.	126	4,178
		32,348

Electrical Equipment - 1.2%
AMETEK, Inc.	58	3,177

Eaton Corp. plc	384	25,916
Emerson Electric Co.	379	21,008
EnerSys	16	1,125
Generac Holdings, Inc.*	17	676
Hubbell, Inc., Class B	19	2,057
Regal Beloit Corp.	30	2,178
Rockwell Automation, Inc.	47	5,858
		61,995

Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc.*	33	1,841
Avnet, Inc.	51	2,097
Belden, Inc.	5	406
Corning, Inc.	393	7,754
FEI Co.	6	497
Flextronics International Ltd.*	212	2,398
FLIR Systems, Inc.	24	740
Ingram Micro, Inc.*	56	1,402
TE Connectivity Ltd.	100	6,430
Trimble Navigation Ltd.*	29	680
		24,245

Energy Equipment & Services - 8.6%
Baker Hughes, Inc.	2,023	124,819
Cameron International Corp.*	828	43,362
Dresser-Rand Group, Inc.*	288	24,532
Ensco plc	1,526	33,984
FMC Technologies, Inc.*	523	21,699
National Oilwell Varco, Inc.	2,582	124,659
Oceaneering International, Inc.	313	14,583
RPC, Inc.	490	6,777
Weatherford International plc*	4,847	59,473
		453,888

Food & Staples Retailing - 2.2%
CVS Health Corp.	370	38,806
Kroger Co.	229	16,605
Pricesmart, Inc.	4	365
Rite Aid Corp.*	685	5,720
Sysco Corp.	434	15,667
United Natural Foods, Inc.*	17	1,082
Walgreens Boots Alliance, Inc.	415	35,043
Whole Foods Market, Inc.	100	3,944
		117,232

Food Products - 2.2%

Campbell Soup Co.	80	3,812
ConAgra Foods, Inc.	303	13,247
Flowers Foods, Inc.	76	1,607
General Mills, Inc.	275	15,323
Hormel Foods Corp.	42	2,368
Kellogg Co.	196	12,289
Keurig Green Mountain, Inc.	22	1,686
Kraft Foods Group, Inc.	208	17,709
McCormick & Co., Inc.	33	2,671
Mondelez International, Inc.	798	32,830
Pilgrim's Pride Corp.	46	1,057
Pinnacle Foods, Inc.	38	1,730
The Hershey Co.	61	5,419
The J. M. Smucker Co.	46	4,987
TreeHouse Foods, Inc.*	17	1,377
		118,112

Gas Utilities - 0.9%
AGL Resources, Inc.	191	8,893
Atmos Energy Corp.	166	8,512
Piedmont Natural Gas Co., Inc.	125	4,414
Questar Corp.	240	5,018
Southwest Gas Corp.	73	3,884
UGI Corp.	286	9,853
WGL Holdings, Inc.	78	4,235
		44,809

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	468	22,969
Baxter International, Inc.	292	20,419
Becton Dickinson and Co.	49	6,941
Boston Scientific Corp.*	217	3,841
DENTSPLY International, Inc.	32	1,650
Hill-Rom Holdings, Inc.	8	435
ResMed, Inc.	19	1,071
St. Jude Medical, Inc.	58	4,238
STERIS Corp.	8	515
Teleflex, Inc.	9	1,219
West Pharmaceutical Services, Inc.	9	523
		63,821

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	49	5,211
Brookdale Senior Living, Inc.*	48	1,666
Cardinal Health, Inc.	176	14,722
CIGNA Corp.	59	9,558

Community Health Systems, Inc.*	49	3,086
HCA Holdings, Inc.*	67	6,078
Health Net, Inc.*	21	1,346
Healthsouth Corp.	18	829
Henry Schein, Inc.*	11	1,563
Humana, Inc.	35	6,695
Laboratory Corporation of America Holdings*	26	3,152
LifePoint Hospitals, Inc.*	11	956
McKesson Corp.	76	17,086
Omnicare, Inc.	16	1,508
Patterson Co.'s, Inc.	23	1,119
Quest Diagnostics, Inc.	44	3,191
Tenet Healthcare Corp.*	46	2,662
WellCare Health Plans, Inc.*	10	848
		81,276

Health Care Technology - 0.0%
athenahealth, Inc.*	3	344

Hotels, Restaurants & Leisure - 0.2%
Aramark	44	1,363
Dunkin' Brands Group, Inc.	16	880
Royal Caribbean Cruises Ltd.	40	3,148
Starwood Hotels & Resorts Worldwide, Inc.	51	4,135
Wendy's Co.	72	812
Wyndham Worldwide Corp.	19	1,556
		11,894

Household Durables - 0.4%
Garmin Ltd.	71	3,119
Jarden Corp.*	58	3,002
Leggett & Platt, Inc.	30	1,460
Newell Rubbermaid, Inc.	56	2,302
PulteGroup, Inc.	156	3,143
Tupperware Brands Corp.	20	1,291
Whirlpool Corp.	42	7,268
		21,585

Household Products - 2.7%
Church & Dwight Co., Inc.	27	2,191
Colgate-Palmolive Co.	269	17,595
Kimberly-Clark Corp.	158	16,743
The Clorox Co.	38	3,953
The Procter & Gamble Co.	1,322	103,433
		143,915

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	1,104	14,639
Dynegy, Inc.*	195	5,704
NRG Energy, Inc.	552	12,630
TerraForm Power, Inc.*	142	5,393
		38,366

Industrial Conglomerates - 3.2%
3M Co.	208	32,094
Carlisle Co.'s, Inc.	16	1,602
Danaher Corp.	207	17,717
General Electric Co.	4,500	119,565
		170,978

Insurance - 6.1%
ACE Ltd.	188	19,116
Aflac, Inc.	253	15,737
Allied World Assurance Co. Holdings AG	48	2,074
Allstate Corp.	255	16,542
American Financial Group, Inc.	44	2,862
American International Group, Inc.	838	51,805
American National Insurance Co.	11	1,125
Aon plc	73	7,277
Arch Capital Group Ltd.*	48	3,214
Arthur J. Gallagher & Co.	53	2,507
Aspen Insurance Holdings Ltd.	31	1,485
Assurant, Inc.	35	2,345
Assured Guaranty Ltd.	90	2,159
AXIS Capital Holdings Ltd.	53	2,829
Brown & Brown, Inc.	34	1,117
Cincinnati Financial Corp.	48	2,409
Erie Indemnity Co.	11	903
Genworth Financial, Inc.*	277	2,097
Hanover Insurance Group, Inc.	23	1,703
HCC Insurance Holdings, Inc.	49	3,765
Lincoln National Corp.	150	8,883
Loews Corp.	225	8,665
Markel Corp.*	4	3,203
Marsh & McLennan Co.'s, Inc.	167	9,469
Mercury General Corp.	13	723
MetLife, Inc.	620	34,714
Old Republic International Corp.	125	1,954
PartnerRe Ltd.	27	3,469
Principal Financial Group, Inc.	153	7,847
Progressive Corp.	352	9,796
Prudential Financial, Inc.	285	24,943

RenaissanceRe Holdings Ltd.	23	2,335
The Chubb Corp.	134	12,749
The Hartford Financial Services Group, Inc.	250	10,391
The Travelers Co.'s, Inc.	196	18,945
Torchmark Corp.	74	4,308
Unum Group	124	4,433
White Mountains Insurance Group Ltd.	3	1,965
Willis Group Holdings plc	71	3,330
WR Berkley Corp.	47	2,441
XL Group plc	169	6,287
		323,921

Internet & Catalog Retail - 0.1%
Expedia, Inc.	31	3,390
Groupon, Inc.*	153	770
HSN, Inc.	17	1,193
		5,353

Internet Software & Services - 0.2%
LinkedIn Corp.*	23	4,752
Pandora Media, Inc.*	33	513
Twitter, Inc.*	124	4,491
Yelp, Inc.*	29	1,248
Zillow Group, Inc.*	12	1,041
		12,045

IT Services - 2.1%
Accenture plc	113	10,936
Amdocs Ltd.	29	1,583
Automatic Data Processing, Inc.	103	8,264
Booz Allen Hamilton Holding Corp.	49	1,237
Broadridge Financial Solutions, Inc.	18	900
Computer Sciences Corp.	56	3,676
Fidelity National Information Services, Inc.	54	3,337
International Business Machines Corp.	424	68,968
Leidos Holdings, Inc.	33	1,332
Paychex, Inc.	66	3,094
Teradata Corp.*	29	1,073
VeriFone Systems, Inc.*	34	1,155
Western Union Co.	120	2,439
Xerox Corp.	470	5,001
		112,995

Leisure Products - 0.1%
Brunswick Corp.	17	864
Hasbro, Inc.	20	1,496

Mattel, Inc.	178	4,573
		6,933

Life Sciences - Tools & Services - 0.3%
Agilent Technologies, Inc.	164	6,327
Bruker Corp.*	20	408
Thermo Fisher Scientific, Inc.	71	9,213
VWR Corp.*	4	107
		16,055

Machinery - 2.5%
AGCO Corp.	40	2,271
Colfax Corp.*	83	3,830
Crane Co.	22	1,292
Cummins, Inc.	87	11,414
Deere & Co.	231	22,419
Dover Corp.	127	8,913
Flowserve Corp.	61	3,212
Graco, Inc.	14	994
IDEX Corp.	25	1,964
Illinois Tool Works, Inc.	103	9,454
Ingersoll-Rand plc	104	7,012
ITT Corp.	57	2,385
Joy Global, Inc.	63	2,281
Kennametal, Inc.	47	1,604
Oshkosh Corp.	48	2,034
PACCAR, Inc.	255	16,272
Parker-Hannifin Corp.	67	7,794
Pentair plc	64	4,400
Snap-on, Inc.	17	2,707
SPX Corp.	27	1,955
Stanley Black & Decker, Inc.	75	7,893
Terex Corp.	75	1,744
The Timken Co.	64	2,340
Valmont Industries, Inc.	14	1,664
Woodward, Inc.	19	1,045
Xylem, Inc.	72	2,669
		131,562

Media - 3.4%
Cablevision Systems Corp.	60	1,436
CBS Corp., Class B	77	4,275
Charter Communications, Inc.*	27	4,624
Cinemark Holdings, Inc.	26	1,044
Clear Channel Outdoor Holdings, Inc.	36	365
Comcast Corp.	608	36,565

DISH Network Corp.*	90	6,094
Gannett Co., Inc.*	58	811
John Wiley & Sons, Inc.	13	707
Liberty Broadband Corp.*	25	1,274
Liberty Global plc*	271	14,653
Liberty Media Corp.*	72	2,595
Lions Gate Entertainment Corp.	32	1,186
Omnicom Group, Inc.	83	5,768
Regal Entertainment Group	53	1,108
Scripps Networks Interactive, Inc.	19	1,242
TEGNA, Inc.	116	3,720
The Interpublic Group of Co.'s, Inc.	216	4,162
The Walt Disney Co.	275	31,389
Thomson Reuters Corp.	176	6,700
Time Warner Cable, Inc.	65	11,581
Time Warner, Inc.	227	19,842
Twenty-First Century Fox, Inc.	265	8,624
Viacom, Inc., Class B	141	9,114
		178,879

Metals & Mining - 0.3%
Compass Minerals International, Inc.	11	904
Nucor Corp.	203	8,946
Reliance Steel & Aluminum Co.	55	3,326
		13,176

Multiline Retail - 1.1%
Burlington Stores, Inc.*	11	563
Dillard's, Inc.	11	1,157
Dollar General Corp.	53	4,120
Family Dollar Stores, Inc.	35	2,758
J.C. Penney Co., Inc.*	147	1,245
Kohl's Corp.	101	6,324
Macy's, Inc.	127	8,569
Nordstrom, Inc.	45	3,353
Sears Holdings Corp.*	9	240
Target Corp.	346	28,244
		56,573

Multi-Utilities - 2.2%
Alliant Energy Corp.	185	10,678
Centerpoint Energy, Inc.	624	11,875
CMS Energy Corp.	426	13,564
Consolidated Edison, Inc.	502	29,056
SCANA Corp.	206	10,434
Sempra Energy	277	27,406

TECO Energy, Inc.	376	6,640
WEC Energy Group, Inc.	138	6,189
		115,842

Oil, Gas & Consumable Fuels - 3.4%
Oneok, Inc.	1,271	50,179
Spectra Energy Corp.	3,938	128,379
		178,558

Paper & Forest Products - 0.4%
Domtar Corp.	46	1,905
International Paper Co.	346	16,466
		18,371

Personal Products - 0.1%
Avon Products, Inc.	262	1,640
Coty, Inc.*	64	2,046
Nu Skin Enterprises, Inc.	33	1,555
		5,241

Pharmaceuticals - 5.9%
AbbVie, Inc.	284	19,082
Bristol-Myers Squibb Co.	453	30,143
Eli Lilly & Co.	296	24,713
Johnson & Johnson	875	85,278
Merck & Co., Inc.	836	47,593
Perrigo Co. plc	28	5,175
Pfizer, Inc.	3,005	100,758
		312,742

Professional Services - 0.2%
Manpowergroup, Inc.	55	4,916
The Dun & Bradstreet Corp.	8	976
Towers Watson & Co.	18	2,264
		8,156

Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc.*	144	3,182
Realogy Holdings Corp.*	39	1,822
		5,004

Road & Rail - 0.7%
AMERCO	2	654
Avis Budget Group, Inc.*	59	2,601
Genesee & Wyoming, Inc.*	15	1,143
Hertz Global Holdings, Inc.*	231	4,186

Kansas City Southern	40	3,648
Landstar System, Inc.	13	869
Norfolk Southern Corp.	248	21,665
Ryder System, Inc.	37	3,233
		37,999

Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	58	2,970
Analog Devices, Inc.	49	3,145
Applied Materials, Inc.	266	5,113
Cree, Inc.*	11	286
First Solar, Inc.*	28	1,315
Intel Corp.	1,493	45,410
KLA-Tencor Corp.	42	2,361
Linear Technology Corp.	29	1,283
Marvell Technology Group Ltd.	171	2,255
Maxim Integrated Products, Inc.	70	2,420
Microchip Technology, Inc.	31	1,470
Micron Technology, Inc.*	509	9,590
SunPower Corp.*	26	739
Texas Instruments, Inc.	122	6,284
Xilinx, Inc.	62	2,738
		87,379

Software - 2.8%
Activision Blizzard, Inc.	84	2,034
CA, Inc.	149	4,364
Guidewire Software, Inc.*	17	900
Intuit, Inc.	61	6,147
Microsoft Corp.	2,035	89,845
Nuance Communications, Inc.*	150	2,626
Oracle Corp.	706	28,452
QLIK Technologies, Inc.*	16	559
ServiceNow, Inc.*	26	1,932
Symantec Corp.	312	7,254
Tableau Software, Inc.*	13	1,499
		145,612

Specialty Retail - 0.6%
Advance Auto Parts, Inc.	12	1,911
American Eagle Outfitters, Inc.	89	1,533
AutoNation, Inc.*	27	1,700
Bed Bath & Beyond, Inc.*	35	2,414
Best Buy Co., Inc.	125	4,076
CarMax, Inc.*	31	2,053
CST Brands, Inc.	37	1,445

DSW, Inc.	43	1,435
Foot Locker, Inc.	26	1,742
Office Depot, Inc.*	266	2,304
Penske Automotive Group, Inc.	23	1,199
Staples, Inc.	310	4,746
The Gap, Inc.	99	3,779
Tiffany & Co.	25	2,295
Williams-Sonoma, Inc.	11	905
		33,537

Technology Hardware, Storage & Peripherals - 1.0%
EMC Corp.	476	12,562
Hewlett-Packard Co.	850	25,509
NCR Corp.*	73	2,197
SanDisk Corp.	56	3,260
Seagate Technology plc	87	4,132
Western Digital Corp.	66	5,176
		52,836

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	142	4,915
Columbia Sportswear Co.	5	302
Fossil Group, Inc.*	11	763
Kate Spade & Co.*	47	1,012
PVH Corp.	41	4,723
VF Corp.	66	4,603
Wolverine World Wide, Inc.	21	598
		16,916

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	290	2,865
MGIC Investment Corp.*	191	2,174
New York Community Bancorp, Inc.	248	4,558
		9,597

Trading Companies & Distributors - 0.3%
Fastenal Co.	64	2,700
MSC Industrial Direct Co., Inc.	44	3,070
United Rentals, Inc.*	25	2,190
W.W. Grainger, Inc.	21	4,970
WESCO International, Inc.*	31	2,128
		15,058

Water Utilities - 0.3%
American Water Works Co., Inc.	211	10,261
Aqua America, Inc.	163	3,992
		14,253

Wireless Telecommunication Services - 0.9%
Sprint Corp.*	2,008	9,156
Telephone & Data Systems, Inc.	222	6,527
T-Mobile US, Inc.*	715	27,721
United States Cellular Corp.*	54	2,034
		45,438

Total Equity Securities (Cost $5,079,579)		4,961,769

TOTAL INVESTMENTS (Cost $5,079,579) - 94.1%		4,961,769
Other assets and liabilities, net - 5.9%		313,175
NET ASSETS - 100%		$5,274,944

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Responsible Index Series, Inc. (the “Trust”) (formerly known as Calvert Social Index Series, Inc.), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is comprised of three separate funds. Calvert U.S. Large Cap Core Responsible Index Fund (formerly known as Calvert Social Index Fund), Calvert U.S. Large Cap Growth Responsible Index Fund, and Calvert U.S. Large Cap Value Responsible Index Fund (each a “Fund”, together the “Funds”) are each registered as diversified funds. Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund commenced operations on June 19, 2015. The operations of each Fund are accounted for separately. Each Fund offers four classes of shares of common stock – Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Trust’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Trust uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Trust’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Trust's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Funds, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Trust may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
U.S. Large Cap Core Responsible Index	$1,263	0.0%

The following table summarizes the market value of the Funds’ holdings as of June 30, 2015, based on the inputs used to value them:

U.S. Large Cap Core Responsible Index
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$514,132,039	$1,263	-	$514,133,302
Time deposit	-	3,602,860	-	3,602,860
TOTAL	$514,132,039	$3,604,123	-	$517,736,162

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

NNUAL RE

U.S. Large Cap Growth Responsible Index
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$4,960,013	-	-	$4,960,013
TOTAL	$4,960,013	-	-	$4,960,013

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

U.S. Large Cap Value Responsible Index
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$4,961,769	-	-	$4,961,769
TOTAL	$4,961,769	-	-	$4,961,769

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

PORT CALVERT SOCIAL INDEX FUND - 35
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Prior to February 2, 2015, the Trust charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Trust intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Trust’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Trust’s financial statements. A Trust’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015:

	U.S. Large Cap Core Responsible Index	U.S. Large Cap Growth Responsible Index	U.S. Large Cap Value Responsible Index
Federal income tax cost of investments	$424,739,190	$5,057,999	$5,079,579
Unrealized appreciation	$97,661,169	$13,460	$7,766
Unrealized depreciation	(4,664,197)	(111,446)	(125,576)
Net unrealized appreciation/ (depreciation)	$92,996,972	($97,986)	($117,810)

Calvert U.S. Large Cap Core Responsible Index Fund did not have capital loss carryforwards as of September 30, 2014, its most recent fiscal year end. Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund commenced operations on June 19, 2015 and therefore do not have capital loss carryforwards.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 27, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer – Principal Financial Officer
Date:    August 27, 2015